Borrowings - Summary of breakdown for non-current and current borrowings (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Borrowings
Beginning balance	€ 68,101	€ 33,485
Repayments	(113,717)	(117,552)	€ (225,017)
Proceeds	228,939	153,319	190,729
Net foreign exchange difference	439	(1,151)
Ending balance	183,762	68,101	33,485
Portion classified as current liabilities	(158,540)	(35,720)
Non-current portion	25,222	32,381
Within one year
Borrowings
Beginning balance	35,720
Ending balance	158,540	35,720
In the second year
Borrowings
Beginning balance	7,400
Ending balance	14,653	7,400
In the third year
Borrowings
Beginning balance	14,394
Ending balance	139	14,394
Over three years
Borrowings
Beginning balance	10,587
Ending balance	10,430	10,587
Guaranteed
Borrowings
Beginning balance	8,580	11,037
Repayments	(2,896)	(3,270)
Proceeds	10	813
Ending balance	5,694	8,580	11,037
Portion classified as current liabilities	(3,333)	(3,364)
Non-current portion	2,361	5,216
Guaranteed | Within one year
Borrowings
Beginning balance	3,364
Ending balance	3,333	3,364
Guaranteed | In the second year
Borrowings
Beginning balance	3,166
Ending balance	2,014	3,166
Guaranteed | In the third year
Borrowings
Beginning balance	1,250
Ending balance	139	1,250
Guaranteed | Over three years
Borrowings
Beginning balance	800
Ending balance	208	800
Secured
Borrowings
Beginning balance	29,895	8,283
Repayments	(97,488)	(104,248)
Proceeds	94,019	126,196
Net foreign exchange difference	(312)	(336)
Ending balance	26,114	29,895	8,283
Portion classified as current liabilities	(13,475)	(12,517)
Non-current portion	12,639	17,378
Secured | Within one year
Borrowings
Beginning balance	12,517
Ending balance	13,475	12,517
Secured | In the second year
Borrowings
Beginning balance	4,234
Ending balance	12,639	4,234
Secured | In the third year
Borrowings
Beginning balance	13,144
Ending balance		13,144
Unsecured
Borrowings
Beginning balance	29,626	14,165
Repayments	(13,333)	(10,034)
Proceeds	134,910	26,310
Net foreign exchange difference	751	(815)
Ending balance	151,954	29,626	€ 14,165
Portion classified as current liabilities	(141,732)	(19,839)
Non-current portion	10,222	9,787
Unsecured | Within one year
Borrowings
Beginning balance	19,839
Ending balance	141,732	19,839
Unsecured | Over three years
Borrowings
Beginning balance	9,787
Ending balance	€ 10,222	€ 9,787